Stockholders' equity - General and dividends (Details) $ / shares in Units, $ in Millions	1 Months Ended						12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Jul. 31, 2020 shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 SFr / shares	May 31, 2019 USD ($)	Mar. 31, 2019 SFr / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Equity
Company's authorized shares							2,557,000,000	2,672,000,000
Company's registered and issued shares							2,053,000,000	2,168,000,000
Distribution declared to ABB Ltd's shareholders (in Swiss francs per share) | (per share)	$ 0.80			SFr 0.80		SFr 0.80
Distribution to ABB Ltd's shareholders | $	$ 1,730		$ 1,758		$ 1,675		$ 1,730	$ 1,758	$ 1,675
Percent of share capital intended to purchase		10.00%
Additional Maximum Share Intended On Purchasing		180,000,000
Retained earnings
Equity
Distribution to ABB Ltd's shareholders | $							$ 1,730	$ 1,758	$ 1,675